INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Net book value	$ 3,542,687	$ 3,636,078
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,937,188	4,455,960
Additions		3,695,673
Impairments		(4,214,445)
Ending balance		3,937,188
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	301,110	164,118
Additions	93,391	136,992
Ending balance	394,501	301,110
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,000
Video Game Catalogues [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	240,515	1,130,960
Additions
Impairments		(890,445)
Ending balance		240,515
Video Game Catalogues [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	239,515	164,118
Additions	1,000	75,397
Ending balance	240,515	239,515
Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Net book value	1,000	1,000
Platform Coding [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,000	3,325,000
Additions
Impairments		(3,324,000)
Ending balance		1,000
Platform Coding [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Ending balance
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Net book value	3,541,687	3,634,078
Distribution Libraries [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,695,673
Additions		3,695,673
Impairments
Ending balance		3,695,673
Distribution Libraries [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	61,595
Additions	92,391	61,595
Ending balance	$ 153,986	$ 61,595